INCOME TAXES (Schedule of Reconciliation of Income Taxes) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Amount
Provision at statutory rate									$ 782	$ 894	$ 845
Impact of change in Federal corporate tax rate										133
State income tax, net of federal tax benefit									206	146	69
Tax exempt income									(6)	(7)	(5)
Bank Owned Life Insurance									(26)	(34)	(45)
Other, net									(24)	(4)	(16)
Total	$ 233	$ 265	$ 192	$ 242	$ 243	$ 233	$ 355	$ 297	$ 932	$ 1,128	$ 848
% of Pretax Income
Provision at statutory rate									21.00%	27.50%	34.00%
Impact of change in Federal corporate tax rate										4.10%
State income tax, net of federal tax benefit									5.50%	4.50%	2.80%
Tax exempt income									(0.20%)	(0.20%)	(0.20%)
Bank Owned Life Insurance									(0.70%)	(1.00%)	(1.80%)
Other, net									(0.60%)	(0.10%)	(0.70%)
Actual tax expense and effective rate									25.00%	34.80%	34.10%
Pennsylvania Mutual Thrift Institutions Tax Percentage	11.50%								11.50%
Allocations of income to bad debt deductions	$ 3,900								$ 3,900